Borrowed Funds (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Securities sold under agreements to repurchase:
FHLB, Principal	$ 800,000	$ 2,150,000
FHLB, Weighted average rate	4.53%	4.29%
Other brokers, Principal	6,150,000	12,650,000
Other brokers, Weighted average rate	4.44%	4.00%
Total securities sold under agreements to repurchase, Principal	6,950,000	14,800,000
Total securities sold under agreements to repurchase, Weighted average rate	4.45%	4.04%
Advances from the FHLB, Principal	8,125,000	14,875,000
Advances from the FHLB, Weighted average rate	3.39%	3.99%
Total borrowed funds, Principal	15,075,000	29,675,000
Total borrowed funds, Weighted average rate	3.87%	4.02%
Accrued interest payable, Principal	$ 66,252	$ 151,215